NON-CONTROLLING INTEREST (Details) (USD $)	Contributed and additional paid-in capital [Member]	Earnings and losses [Member]	Other Comprehensive Income [Member]	Total non-controlling interest [Member]
Balance NON-CONTROLLING INTEREST at Mar. 31, 2012
Current period earnings and losses	0	(97,338)	0	(97,338)
Balance NON-CONTROLLING INTEREST at Dec. 31, 2012	$ 0	$ (97,338)	$ 0	$ (97,338)